Share Capital, Treasury Stock and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Number of ordinary shares issued	110,766,600	110,766,600
Share capital	$ 0	$ 0
Number Of Treasury Stock	650,746	650,746
Treasury stock	$ (281)	$ (281)
Share Premium	$ 160,971	$ 160,971